CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY - Option Activity of the Plan (Details) $ / shares in Units, shares in Thousands, $ in Thousands	1 Months Ended	9 Months Ended		12 Months Ended
	Jul. 31, 2020 USD ($) employee	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2019 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares
Number of shares
Outstanding at beginning of period (in shares) | shares		14,792	12,007	12,007
Granted (in shares) | shares		6,935		4,790
Exercised (in shares) | shares		(409)		(997)
Forfeited/expired (in shares) | shares		(5,287)		(1,008)
Outstanding at end of period (in shares) | shares		16,031		14,792	12,007
Options vested at end of period (in shares) | shares		8,167		7,195
Options vested or expected to vest at end of period (in shares) | shares		15,384		14,555
Weighted-Average Exercise Price per share
Outstanding at beginning of period (in dollars per share)		$ 2.45	$ 1.65	$ 1.65
Granted (in dollars per share)		1.85		3.98
Exercised (in dollars per share)		0.65		0.71
Forfeited/expired (in dollars per share)		3.57		1.88
Outstanding at end of period (in dollars per share)		1.87		2.45	$ 1.65
Options vested at end of period (in dollars per share)		1.83		1.52
Options vested or expected to vest at September 30, 2020		$ 1.87		$ 2.44
Weighted-average remaining contractual term (in years)		7 years 10 months 6 days		7 years 10 months 2 days	8 years 2 months 16 days
Options vested at December 31, 2020		6 years 4 months 17 days		6 years 11 months 1 day
Options vested or expected to vest at September 30, 2020		7 years 9 months 11 days		7 years 9 months 26 days
Aggregate intrinsic value of options outstanding | $		$ 126,300		$ 24,040
Weighted average grant date fair value for options granted		$ 4.30	$ 2.11	$ 2.17	$ 1.64
Aggregate intrinsic value of options exercised | $		$ 1,700	$ 3,000	$ 3,400	$ 2,100
Vesting period of repriced options	4 years
Cliff vesting period	1 year
Number of employees affected by repricing | employee	116
Incremental compensation cost | $	$ 3,600